Schedule of Investments (Unaudited) December 31, 2022

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — 99.8% ‡
Bermuda — 0.8%
Financials — 0.8%
RenaissanceRe Holdings	257	$47,347
TOTAL BERMUDA		47,347

United Kingdom — 0.8%
Materials — 0.8%
Linde	144	46,970
TOTAL UNITED KINGDOM		46,970

United States — 98.2%
Communication Services — 4.2%
Activision Blizzard	641	49,069
Comcast, Cl A	1,351	47,244
Interpublic Group of Companies	1,436	47,833
Nexstar Media Group, Cl A	265	46,383
Omnicom Group	616	50,247
		240,776
Consumer Discretionary — 4.8%
Genuine Parts	260	45,113
McDonald's	178	46,908
Polaris	416	42,016
Service International	682	47,153
Starbucks	462	45,830
Tractor Supply	216	48,594
		275,614
Consumer Staples — 10.5%
Archer-Daniels-Midland	529	49,118
Brown-Forman, Cl B	652	42,823
Casey's General Stores	208	46,665
Coca-Cola	755	48,025
Costco Wholesale	99	45,193
Flowers Foods	1,617	46,473
Hershey	207	47,935
Hormel Foods	1,018	46,370
J M Smucker	314	49,756
Kellogg	657	46,805
PepsiCo	262	47,333
Sysco	568	43,424
Walmart	317	44,947
		604,867
Financials — 17.6%
Aflac	671	48,272
Allstate	371	50,308
Ameriprise Financial	147	45,771

Schedule of Investments (Unaudited) December 31, 2022

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Aon, Cl A	159	$47,722
Arthur J Gallagher	241	45,438
Assured Guaranty	730	45,450
Axis Capital Holdings	844	45,720
BOK Financial	461	47,847
Cboe Global Markets	379	47,553
Chubb	221	48,753
Commerce Bancshares	686	46,682
Cullen/Frost Bankers	343	45,859
Erie Indemnity, Cl A	176	43,775
FactSet Research Systems	104	41,726
Globe Life	401	48,341
Hanover Insurance Group	332	44,863
Marsh & McLennan	280	46,334
Nasdaq	704	43,190
Primerica	330	46,801
Raymond James Financial	407	43,488
Travelers	256	47,997
W R Berkley	640	46,445
		1,018,335
Health Care — 8.9%
AbbVie	297	47,998
AmerisourceBergen, Cl A	279	46,233
Amgen	170	44,649
Bristol-Myers Squibb	599	43,098
Cardinal Health	600	46,122
Chemed	93	47,470
Elevance Health	93	47,706
Humana	89	45,585
Johnson & Johnson	272	48,049
Merck	441	48,929
UnitedHealth Group	91	48,246
		514,085
Industrials — 20.2%
AGCO	357	49,512
Booz Allen Hamilton Holding, Cl A	447	46,720
Carlisle	187	44,067
Cummins	194	47,005
Donaldson	798	46,978
Eaton	297	46,614
Emerson Electric	501	48,126
General Dynamics	190	47,141
HEICO	296	45,477
Honeywell International	222	47,575
Hubbell, Cl B	195	45,763
Huntington Ingalls Industries	203	46,828
IDEX	201	45,894
Illinois Tool Works	213	46,924

Schedule of Investments (Unaudited) December 31, 2022

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lincoln Electric Holdings	327	$47,248
Lockheed Martin	98	47,676
MDU Resources Group	1,535	46,572
Northrop Grumman	89	48,559
PACCAR	459	45,427
Republic Services, Cl A	345	44,502
Snap-on	198	45,241
Toro	433	49,016
Waste Management	286	44,868
WW Grainger	81	45,056
Xylem	428	47,324
		1,166,113
Information Technology — 9.5%
Amdocs	538	48,904
Amphenol, Cl A	602	45,836
Analog Devices	288	47,241
Automatic Data Processing	180	42,995
Cisco Systems	977	46,544
International Business Machines	327	46,071
Jack Henry & Associates	254	44,592
KLA	125	47,129
Mastercard, Cl A	135	46,944
Microchip Technology	629	44,187
National Instruments	1,161	42,841
Visa, Cl A	224	46,538
		549,822
Materials — 7.0%
Air Products and Chemicals	153	47,164
Albemarle	172	37,300
Nucor	316	41,652
Reliance Steel & Aluminum	228	46,156
Royal Gold	427	48,131
RPM International	464	45,217
Silgan Holdings	893	46,293
Sonoco Products	776	47,111
Steel Dynamics	444	43,379
		402,403
Real Estate — 7.3%
American Tower †	221	46,821
EastGroup Properties †	309	45,750
Equity LifeStyle Properties †	733	47,352
Extra Space Storage †	305	44,890
Federal Realty Investment Trust †	443	44,761
First Industrial Realty Trust †	957	46,185
National Retail Properties †	1,049	48,002
Realty Income †	770	48,841

Schedule of Investments (Unaudited) December 31, 2022

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
WP Carey †	591	$46,187
		418,789
Utilities — 8.2%
AES	1,688	48,547
American Electric Power	510	48,425
Atmos Energy	416	46,621
Consolidated Edison	497	47,369
Essential Utilities	1,003	47,873
IDACORP	446	48,101
NextEra Energy	570	47,652
Pinnacle West Capital	621	47,221
Sempra Energy	292	45,126
WEC Energy Group	504	47,255
		474,190
TOTAL UNITED STATES		5,664,994

TOTAL COMMON STOCK
(Cost $5,578,209)		5,759,311

TOTAL INVESTMENTS — 99.8%
(Cost $5,578,209)		5,759,311
OTHER ASSETS LESS LIABILITIES – 0.2%		11,631
NET ASSETS - 100%		$5,770,942

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
†	Real Estate Investment Trust

Cl — Class

As of December 31, 2022, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-017-0800

Schedule of Investments (Unaudited) December 31, 2022

KFA Small Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — 99.9% ‡
United States — 99.9%
Communication Services — 3.8%
Cogent Communications Holdings	2,284	$130,371
John Wiley & Sons, Cl A	2,800	112,168
		242,539
Consumer Staples — 9.7%
J & J Snack Foods	803	120,217
Lancaster Colony	647	127,653
SpartanNash	3,901	117,966
Tootsie Roll Industries	2,844	121,080
Universal	2,286	120,724
		607,640
Financials — 28.8%
AMERISAFE	2,432	126,391
Associated Banc-Corp	5,379	124,201
City Holding	1,292	120,272
Federal Agricultural Mortgage, Cl C	1,047	118,007
First Financial	2,746	126,536
First Interstate BancSystem, Cl A	3,048	117,805
Fulton Financial	7,069	118,971
Glacier Bancorp	2,234	110,404
Independent Bank	1,437	121,326
International Bancshares	2,505	114,629
Lakeland Bancorp	7,043	124,027
Northwest Bancshares	8,682	121,374
Tompkins Financial	1,591	123,430
United Bankshares	3,054	123,657
WesBanco	3,280	121,295
		1,812,325
Health Care — 4.1%
Ensign Group	1,393	131,792
LeMaitre Vascular	2,774	127,659
		259,451
Industrials — 17.6%
Alamo Group	862	122,059
Apogee Enterprises	2,721	120,976
Applied Industrial Technologies	996	125,526
Griffon	3,646	130,490
Hillenbrand	2,468	105,310
Lindsay	743	120,997
Matthews International, Cl A	4,138	125,961
McGrath RentCorp	1,321	130,435
Trinity Industries	4,158	122,952
		1,104,706

Schedule of Investments (Unaudited) December 31, 2022

KFA Small Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 3.9%
Badger Meter	1,139	$124,185
Power Integrations	1,673	119,988
		244,173
Materials — 9.3%
Balchem	934	114,051
HB Fuller	1,628	116,597
Quaker Chemical	682	113,826
Stepan	1,156	123,068
Worthington Industries	2,309	114,780
		582,322
Real Estate — 6.0%
Agree Realty †	1,857	131,717
STAG Industrial †	3,978	128,529
Universal Health Realty Income Trust †	2,436	116,270
		376,516
Utilities — 16.7%
ALLETE	1,991	128,439
American States Water	1,333	123,369
California Water Service Group	2,036	123,463
New Jersey Resources	2,679	132,932
Northwest Natural Holding	2,798	133,157
SJW Group	1,763	143,138
South Jersey Industries	3,850	136,791
Spire	1,901	130,903
		1,052,192
TOTAL UNITED STATES		6,281,864

TOTAL COMMON STOCK
(Cost $6,112,035)		6,281,864

TOTAL INVESTMENTS — 99.9%
(Cost $6,112,035)		6,281,864
OTHER ASSETS LESS LIABILITIES – 0.1%		5,739
NET ASSETS - 100%		$6,287,603

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
†	Real Estate Investment Trust

Cl — Class

As of December 31, 2022, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-016-0800

Schedule of Investments (Unaudited) December 31, 2022

KFA Value Line® Dynamic Core Equity Index ETF

	Shares	Value
COMMON STOCK — 99.8% ‡
United States — 99.8%
Communication Services — 4.1%
Comcast, Cl A	17,775	$621,592
Verizon Communications	16,694	657,743
		1,279,335
Consumer Discretionary — 2.9%
Home Depot	1,803	569,496
Starbucks	3,342	331,526
		901,022
Consumer Staples — 10.0%
Clorox	3,289	461,545
Coca-Cola	11,166	710,269
Conagra Brands	12,998	503,023
Kellogg	6,707	477,807
Kimberly-Clark	3,775	512,456
PepsiCo	2,439	440,630
		3,105,730
Financials — 9.9%
Annaly Capital Management †	5,140	108,351
Bank of New York Mellon	11,290	513,921
BlackRock, Cl A	811	574,699
CME Group, Cl A	3,037	510,702
JPMorgan Chase	6,355	852,206
US Bancorp	11,707	510,542
		3,070,421
Health Care — 9.7%
Amgen	2,175	571,242
Bristol-Myers Squibb	8,279	595,674
Gilead Sciences	6,622	568,499
Merck	4,611	511,590
Pfizer	14,732	754,868
		3,001,873
Industrials — 6.2%
3M	4,265	511,459
Illinois Tool Works	491	108,167
Lockheed Martin	644	313,300
United Parcel Service, Cl B	3,201	556,462
Watsco	1,808	450,915
		1,940,303
Information Technology — 15.6%
Apple	7,653	994,354
Cisco Systems	13,805	657,670
Fidelity National Information Services	4,740	321,609
Intel	20,657	545,965
Microsoft	7,206	1,728,143

Schedule of Investments (Unaudited) December 31, 2022

KFA Value Line® Dynamic Core Equity Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Texas Instruments	3,599	$594,627
		4,842,368
Materials — 4.0%
Air Products and Chemicals	1,002	308,876
Packaging Corp of America	3,564	455,871
Sonoco Products	7,667	465,464
		1,230,211
Real Estate — 7.8%
Alexandria Real Estate Equities †	3,273	476,778
Camden Property Trust †	4,106	459,379
Mid-America Apartment Communities †	3,018	473,796
Public Storage †	1,772	496,497
Realty Income †	8,169	518,159
		2,424,609
Utilities — 29.6%
ALLETE	4,456	287,456
American Electric Power	5,492	521,465
Atmos Energy	2,515	281,856
Black Hills	3,591	252,591
Consolidated Edison	5,238	499,234
DTE Energy	4,324	508,200
Duke Energy	3,076	316,797
Entergy	4,323	486,337
Evergy	8,388	527,857
Eversource Energy	6,018	504,549
Hawaiian Electric Industries	11,576	484,456
New Jersey Resources	9,814	486,971
OGE Energy	12,060	476,973
ONE Gas	6,550	495,966
Portland General Electric	9,799	480,151
Public Service Enterprise Group	8,328	510,257
Southern	8,097	578,207
Spire	6,954	478,852
WEC Energy Group	5,278	494,865
Xcel Energy	7,416	519,936
		9,192,976
TOTAL UNITED STATES		30,988,848

TOTAL COMMON STOCK
(Cost $31,279,738)		30,988,848

TOTAL INVESTMENTS — 99.8%
(Cost $31,279,738)		30,988,848
OTHER ASSETS LESS LIABILITIES – 0.2%		77,133
NET ASSETS - 100%		$31,065,981

Schedule of Investments (Unaudited) December 31, 2022

KFA Value Line® Dynamic Core Equity Index ETF

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
†	Real Estate Investment Trust

Cl — Class

As of December 31, 2022, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-026-0400

Consolidated Schedule of Investments (Unaudited) December 31, 2022

KFA Mount Lucas Managed Futures Index Strategy ETF†

	Shares	Value
U.S. TREASURY OBLIGATIONS — 50.3%
U.S. Treasury Bills
4.514%, 10/05/2023(A)	40,000,000	$38,648,528
4.432%, 09/07/2023(A)	20,000,000	19,399,310
4.374%, 04/27/2023(A)	35,000,000	34,506,819
4.290%, 08/10/2023(A)	40,000,000	38,921,100
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $131,574,895)		131,475,757

TOTAL INVESTMENTS — 50.3%
(Cost $131,574,895)		131,475,757
OTHER ASSETS LESS LIABILITIES – 49.7%		129,939,101
NET ASSETS - 100%		$261,414,858

A list of the open futures contracts held by the Fund at December 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Corn^	538	Feb-2023	$18,037,717	$18,251,650	$213,933
Japanese 10-Year Bond	9	Mar-2023	9,710,326	9,975,160	(187,311)
Live Cattle^	288	Feb-2023	17,915,904	18,190,080	274,176
NY Harbor ULSD^	57	Feb-2023	7,276,583	7,611,005	334,422
Soybean^	243	Mar-2023	17,051,018	18,516,600	1,465,582
Sugar No. 11^	817	Feb-2023	16,871,431	18,337,402	1,465,971
Swiss Franc	259	Mar-2023	35,180,338	35,295,225	114,887
			122,043,317	126,177,122	3,681,660
Short Contracts
AUDUSD Currency	(628)	Mar-2023	(43,156,561)	(42,882,980)	$273,581
British Pound	(566)	Mar-2023	(43,957,972)	(42,747,150)	1,210,822
CAD Currency	(574)	Mar-2023	(42,081,204)	(42,430,080)	(348,876)
Canadian 10-Year Bond	(716)	Mar-2023	(67,602,585)	(64,804,874)	1,936,583
Copper^	(192)	Mar-2023	(17,460,205)	(18,290,400)	(830,195)
Euro FX	(295)	Mar-2023	(39,596,672)	(39,655,375)	(58,703)
Euro-Bund	(460)	Mar-2023	(67,954,324)	(65,455,421)	3,858,813
Gasoline^	(178)	Feb-2023	(16,443,434)	(18,527,771)	(2,084,337)
Gold^	(102)	Feb-2023	(18,064,077)	(18,627,240)	(563,163)
Japanese Yen	(466)	Mar-2023	(43,596,239)	(44,893,275)	(1,297,036)
Long Gilt 10-Year Bond	(530)	Mar-2023	(67,488,899)	(64,010,591)	3,460,826
Natural Gas^	(263)	Feb-2023	(12,905,152)	(10,793,520)	2,111,632
U.S. 10-Year Treasury Note	(592)	Mar-2023	(67,074,418)	(66,479,750)	594,668
Wheat^	(451)	Mar-2023	(17,968,535)	(17,859,600)	108,935
WTI Crude Oil^	(222)	Feb-2023	(17,144,952)	(17,859,900)	(714,948)
			(582,495,229)	(575,317,927)	7,658,602
			$(460,451,912)	$(449,140,805)	$11,340,262

^	Security is held by the KFA MLM Index Subsidiary, Ltd. as of December 31, 2022.

(A)	Interest rate represents the security's effective yield at the time of purchase.

†	Effective November 11, 2022, the name of the Fund changed from KFA Mount Lucas Index Strategy ETF to KFA Mount Lucas Managed Futures Index Strategy ETF.

Consolidated Schedule of Investments (Unaudited) December 31, 2022

KFA Mount Lucas Managed Futures Index Strategy ETF†

AUD — Australian Dollar

CAD — Canadian Dollar

ULSD — Ultra-Low Sulfur Diesel

USD — U.S. Dollar

The following summarizes the market value of the Fund’s investments and other financial instruments used as of December 31, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$131,475,757	$—	$131,475,757
Total Investments in Securities	$—	$131,475,757	$—	$131,475,757

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$17,424,831	$—	$—	$17,424,831
Unrealized Depreciation	(6,084,569)	—	—	(6,084,569)
Total Other Financial Instruments	$11,340,262	$—	$—	$11,340,262

*	Futures Contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-025-0400